CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues:
Services and other revenue	$ 39,276	¥ 273,433,000
Financing income	28,062	195,364,000	¥ 402,750,000	¥ 303,292,000
Less: Funding costs	(7,270)	(50,610,000)	(156,138,000)	(39,056,000)
Net financing income	20,792	144,754,000	246,612,000	264,236,000
Business related taxes and surcharges	(2,261)	(15,743,000)	(20,623,000)	(15,981,000)
Total net revenues	482,273	3,357,494,000	3,913,474,000	3,545,430,000
Provision for loans and advances	(178,109)	(1,239,962,000)	(751,572,000)	(484,063,000)
Net revenues after provision for loans and advances	304,164	2,117,532,000	3,161,902,000	3,061,367,000
Operating costs and expenses:
Provision for financial guarantee liabilities	(2,759)	(19,206,000)	(21,712,000)
Origination and servicing (including related party amounts of RMB260,026, RMB162,853 and RMB73,008 (US$10,485) for the years ended December 31, 2017,2018 and 2019, respectively)	(199,466)	(1,388,640,000)	(1,757,935,000)	(1,784,914,000)
Sales and marketing (including related party amounts of RMB7,978, RMB9,631 and nil for the years ended December 31, 2017,2018 and 2019, respectively)	(19,832)	(138,068,000)	(221,117,000)	(273,838,000)
General and administrative (including related party amounts of RMB21,387, RMB276 and nil for the years ended December 31, 2017,2018 and 2019, respectively)	(40,500)	(281,956,000)	(379,415,000)	(316,772,000)
Research and development	(11,730)	(81,664,000)	(139,318,000)	(100,966,000)
Total operating costs and expenses	(274,287)	(1,909,534,000)	(2,519,497,000)	(2,476,490,000)
Income from operations	29,877	207,998,000	642,405,000	584,877,000
Interest income, net	5,690	39,616,000	66,791,000	30,303,000
Government subsidies	15,351	106,873,000	70,351,000	53,616,000
Other income (expense), net	2,011	13,998,000	(15,288,000)	(772,000)
Net income before income taxes	52,929	368,485,000	764,259,000	668,024,000
Income tax expenses	(15,117)	(105,243,000)	(159,629,000)	(193,203,000)
Net income	37,812	263,242,000	604,630,000	474,821,000
Net income attributable to noncontrolling interests	(1,384)	(9,632,000)	(3,011,000)
Net income attributable to Weidai Ltd.'s shareholders	36,428	253,610,000	601,619,000	474,821,000
Dividends declared to preferred shareholders				(8,604,000)
Reversal of accretion on Series C preferred shares			120,000,000
Net income attributable to ordinary shareholders	$ 36,428	¥ 253,610,000	¥ 721,619,000	¥ 466,217,000
Earnings per share:
Basic | (per share)	$ 0.52	¥ 3.60	¥ 10.93	¥ 7.25
Diluted | (per share)	$ 0.52	¥ 3.60	¥ 10.93	¥ 7.25
Shares used in earnings per share computation:
Basic (in shares) | shares	70,449,524	70,449,524	50,954,061	48,392,050
Diluted (in shares) | shares	70,449,524	70,449,524	50,954,061	51,466,450
Other comprehensive (loss) income
Foreign currency translation adjustment	$ 27	¥ 190,000	¥ (2,700,000)
Comprehensive income	37,839	263,432,000	601,930,000	¥ 474,821,000
Comprehensive income attributable to noncontrolling interests	(1,384)	(9,632,000)	(3,011,000)
Comprehensive income attributable to Weidai Ltd.'s shareholders	36,455	253,800,000	598,919,000	474,821,000
Dividends declared to preferred shareholders		0.000	0.000	8,604,000
Reversal of accretion on Series C preferred shares			120,000,000
Comprehensive income attributable to ordinary shareholders	36,455	253,800,000	718,919,000	466,217,000
Loan Facilitation Services
Net revenues:
Services and other revenue			3,155,721,000	2,691,953,000
Post facilitation services
Net revenues:
Services and other revenue			342,052,000	300,185,000
Loan service fee
Net revenues:
Services and other revenue	424,466	2,955,050,000
Other revenues
Net revenues:
Services and other revenue	$ 39,276	¥ 273,433,000	¥ 189,712,000	¥ 305,037,000